Investment in Securities (Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 2,633	¥ 1,991	¥ 7,809
Credit loss for which an other-than-temporary impairment was not previously recognized	0	456	8
Credit loss for which an other-than-temporary impairment was previously recognized	49	282	239
For securities sold or redeemed	(604)	(44)	(3,609)
Due to change in intent to sell or requirement to sell	(665)	(52)	(2,456)
Ending	¥ 1,413	¥ 2,633	¥ 1,991